SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 325	£ 313	£ 266
Executive and SAYE plans:
Executive and SAYE plans	85	98	154
Share plans:
Share plans	33	26	22
Total charge to the income statement	443	437	442
Granted in current year [Member]
Executive and SAYE plans:
Executive and SAYE plans	14	17	16
Share plans:
Share plans	16	17	15
Granted in prior years [Member]
Executive and SAYE plans:
Executive and SAYE plans	71	81	138
Share plans:
Share plans	£ 17	£ 9	£ 7